Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 7 – SUBSEQUENT EVENTS

In May 2018, we signed an agreement to issue 1,666,669 shares of common stock for gross proceeds of $9.0 million, with expected net proceeds of approximately $8.3 million. The transaction closed May  4, 2018. In addition, our Board of Directors approved a 1 for 3 stock split  to meet the requirements of NASDAQ. The reverse split was effective May 14, 2018. These effective of this reverse split has been retroactively included in these financial statements.

NOTE 17 – SUBSEQUENT EVENTS

In February 2018, the Company’s Board of Directors amended the 2013 Equity Compensation Plan to increase the number of shares authorized under the plan to 1,833,333. At the same time, the Company granted 130,000 shares of restricted common stock to officers and options to purchase 106,667 shares of common stock with an exercise price of $4.20 to non-officers, both of which vest only if the Company achieves certain stretch revenue goals in either 2019 or 2020. In addition, the Company accelerated vesting to 2018 on 100,000 existing options that previously vested in 2021.